Financial Assets and Financial Liabilities (Trade and Other Payables, Aging Analysis of Trade Payables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	¥ 4,976,058	¥ 8,524,696
Within one year [member]
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	4,973,711	8,509,327
Between one and two years [member]
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	1,973	11,209
Over two years [member]
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	¥ 374	¥ 4,160